Pension Liability	12 Months Ended
Dec. 31, 2021
Pension Liability [Abstract]
Pension Liability

Note 13

Pension Liability:

The Company joined a collective pension plan operated by an insurance company as of 2016 which covers the employees in Switzerland.

Both the Company and the participants provide monthly contributions to the pension plan which are based on the covered salary. The respective saving parts of premiums are credited to employees’ accounts. In addition, interest is credited to employees’ accounts at the rate provided in the plan. The pension plan provides for retirement benefits as well as benefits on long-term disability and death.

The following table provides information on the pension plan for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Service cost	$48,641	$24,875	$25,206
Interest cost	732	832	2,992
Expected return on assets	(6,314)	(1,713)	(4,249)
Effect of settlement	-	(28,754)	(5,810)
Actuarial loss outside corridor recognized	983	-	-
Administrative expenses	3,141	1,185	1,946

Net periodic pension cost	$47,183	($3,575)	$20,085

The reconciliation of the projected benefit obligation and the changes to the fair value of the plan assets of the pension plan are shown in the following table:

	2021	2020
Projected benefit obligation, beginning of period	$273,675	$386,064
Service cost	48,641	24,875
Interest cost	732	832
Transfers-in and (-out), net	442,557	(169,942)
Actuarial (gain)/ loss	167,864	3,561
Currency conversion adjustments	(6,100)	28,285
Projected benefit obligation, end of period	$927,369	$273,675

Plan assets, beginning of period	$95,406	$205,816
Actual return on plan assets	70,634	(620)
Employer contributions	34,062	15,207
Participant contributions	20,738	6,954
Transfers-in and (-out), net	392,021	(142,931)
Administration expenses	(3,141)	(1,185)
Currency conversion adjustments	(1,242)	12,165
Plan assets, end of period	$608,478	$95,406

Accrued pension liability	$318,891	$178,269

As of December 31, 2021 and 2020, the Company recorded an accrued pension liability of $318,891 and $178,269, respectively, as non-current liabilities.

The pension assets are measured at fair value and are invested in a collective pension foundation with pooled investments. Plan assets mainly consist of cash and cash equivalents, equity funds, equity securities, corporate bonds, government bonds, and real estate funds classified as Level 1 and Level 2 under the fair value hierarchy.

The Company records net gains/losses, consisting of actuarial gains/losses, curtailment gains/losses and differences between expected and actual returns on plan assets, in other comprehensive income/loss. Such net gains/losses are amortized to the statements of operations to the extent that they exceed 10% of the greater of projected benefit obligations or pension assets. The Company further records prior service costs/credits from plan amendments in other comprehensive income/loss in the period of the respective plan amendment and amortizes such amounts to the statement of operations over the future service period of the plan participants. For the years ended December 31, 2021 and 2020, the amortization was $0. As of December 31, 2021 and 2020, the accumulated other comprehensive loss includes unrecognized pension costs of $151,739 and $19,381, respectively, consisting of net losses.

The following table shows the components of unrecognized pension cost in accumulated other comprehensive income/loss that have not yet been recognized as components of net periodic pension cost:

	2021	2020
Net loss, beginning of period	$19,381	$18,698
Other gain/loss during the period	103,544	5,895
Other prior year gain/loss recognized in period	(983)
Effect of settlement	-	(5,212)
Amortization of pension related net loss	-	-
Net loss, end of period	121,942	19,381

Prior service cost, beginning of period	-	-
Amortization of prior service cost	29,797	-
Prior service cost end of period	29,797	-

Total unrecognized pension cost, end of period	$151,739	$19,381

The weighted average of the key assumptions used to compute the benefit obligations were as follows:

	2021	2020
Discount rate	0.30%	0.15%
Rate of increase in compensation level	0.00%	0.00%
Interest credit rate on savings accounts	1.00%	1.00%
Expected long-term rate of return on plan assets	2.00%	2.00%
Inflation rate	0.60%	0.60%

The assumption of the expected long-term rate of return on plan assets was based on the long-term historical rates of returns for the different investment categories which were adjusted, where appropriate, to reflect financial market developments.

The accumulated benefit obligation as of December 31, 2021 and 2020 amounted to $927,369 and $273,675, respectively.

The investment risk is borne by the insurer and the reinsurer respectively, and the investment decision is taken by the board of trustees of the collective insurance.